Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Detailed Information About Inventories

	December 31, 2024	December 31, 2023
Raw materials and consumables	$15,306	$15,085
Work-in-progress	6,622	15,041
Finished goods	26,952	7,169
Service inventory	7,537	8,575
	$56,417	$45,870